Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in real estate:
Investments in real estate at cost	$ 166,665	$ 153,565	$ 137,428
Accumulated depreciation	(14,805)	(12,283)	(9,304)
Investments in real estate, net	151,860	141,282	128,124
Cash and cash equivalents	16,526	2,533	1,107
Restricted cash	1,076	1,150	1,072
Accounts receivable and other assets	1,035	345	543
Intangible assets, net of accumulated amortization		274	0
Deferred costs and Intangible assets, net of accumulated amortization	1,528	887
Deferred costs, net of accumulated amortization		613	506
Total assets	172,025	146,197	131,352
LIABILITIES AND EQUITY:
Mortgage indebtedness	92,284	92,413	82,175
Accounts payable and accrued expenses	2,329	1,986	1,529
Accrued interest payable	31	32	0
Dividends payable	514	499	240
Other liabilities	652	416	350
Total liabilities	95,810	95,346	84,294
Stockholders' equity:
Preferred stock value		0	0
Common stock value	96	3	0
Additional paid-in capital	78,182	3,490	200
Retained earnings (accumulated deficit)	(2,063)	(401)	(113)
Total stockholders' equity	76,215	3,092	87
Non-controlling interest		47,759	46,971
Total equity	76,215	50,851	47,058
Total liabilities and equity	$ 172,025	$ 146,197	$ 131,352